Dreyfus New York Tax Exempt Bond Fund, Inc.

Incorporated herein by reference is a supplement to the Fund's prospectus filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on November 27, 2015 (SEC Accession No. 0000723765-15-000018).